Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cwgdx
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Christopher Weil & Company Global Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Christopher Weil & Company Global Dividend Fund ("Global Dividend Fund") seeks long- term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Global Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Dividend Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.02%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Global Dividend Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Global Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Global Dividend Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 178
- 3 Years -	rr_ExpenseExampleYear03	551
- 5 Years -	rr_ExpenseExampleYear05	949
- 10 Years -	rr_ExpenseExampleYear10	$ 2,062
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Global Dividend Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Dividend Fund seeks to achieve long-term capital appreciation by investing in undervalued securities. Under normal market conditions, the Global Dividend Fund invests at least 80%, plus the amount of any borrowings for investment purposes, of its net assets in dividend paying equity securities, such as common stocks, ordinary shares and depositary receipts ("DRs"), of issuers located in a minimum of three countries, which may include the United States. The Fund considers a dividend paying company to be a company whose dividend yield is equal to or higher than 2% at the time of purchase based on the dividend payment over the prior 12 months. Under normal market conditions, the Global Dividend Fund also invests at least 40% of its net assets in depositary receipts ("DRs") or equity securities of foreign issuers who have a demonstrated history of paying dividends. The Global Dividend Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets. DRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange.

The Global Dividend Fund may also invest in other types of equity securities, such as preferred securities. From time to time, the Global Dividend Fund may invest a significant portion of its assets in a particular sector or country.

The Global Dividend Fund's adviser (the "Adviser"), Christopher Weil & Company, Inc., uses the principles of value investing to analyze and select equity securities for the Global Dividend Fund's investment portfolio. When buying equity securities, the Adviser uses fundamental analysis to identify securities it believes are trading at a discount to their "intrinsic" value. The Adviser considers both fundamental and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its current low, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price -to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity.

The Adviser sells or reduces the Global Dividend Fund's position in a security (1) when it reaches the Adviser's estimate of its "intrinsic" value, (2) when its economic fundamentals have deteriorated, (3) when technical factors point toward continued selling pressure for an extended period or (4) when the facts underlying the decision to put the security in the Global Dividend Fund's portfolio have changed.

Although the Adviser intends to invest primarily in equity securities, it may also invest the Global Dividend Fund's assets in fixed income securities. The Adviser may also use options to pursue its objective.

As a temporary defensive measure, the Adviser may invest a significant portion of the Global Dividend Fund's assets in cash or cash-equivalents such as money-market funds, certificates of deposit and short-term debt obligations. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Global Dividend Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Global Dividend Fund's investments. There is risk that these and other factors may adversely affect the Global Dividend Fund's performance. The loss of money is a risk of investing in the Global Dividend Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Global Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Global Dividend Fund's investments goes down, your investment in the Global Dividend Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Global Dividend Fund invests in the stocks of small and medium capitalization companies, which may subject the Global Dividend Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Options Risk. The Global Dividend Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Global Dividend Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Global Dividend Fund, and may also subject the Global Dividend Fund to higher price volatility.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Global Dividend Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Global Dividend Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Global Dividend Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. High-yield securities have more credit risk than investment-grade securities.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Global Dividend Fund's assets in a particular sector, the Global Dividend Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Global Dividend Fund only if they intend to be patient, long-term investors.

Investment Management Risk. The Adviser's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Global Dividend Fund's investments goes down, your investment in the Global Dividend Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Global Dividend Fund by showing changes in the Global Dividend Fund's performance from year to year and by showing how the Global Dividend Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Global Dividend Fund's past performance (before and after taxes) is not necessarily an indication of how the Global Dividend Fund will perform in the future. Updated performance information is available on the Global Dividend Fund's website at www.cweil.com or by calling 1-888-550-9266. The bar chart shows calendar year total returns for the Global Dividend Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-550-9266
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Dividend Fund's past performance (before and after taxes) is not necessarily an indication of how the Global Dividend Fund will perform in the future.
Annual Return 2012	rr_AnnualReturn2012	10.47%
Annual Return 2013	rr_AnnualReturn2013	25.72%
Annual Return 2014	rr_AnnualReturn2014	1.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (March 31, 2013) +8.85% Worst Quarter (September 30, 2014) -3.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Christopher Weil & Company Global Dividend Fund | Christopher Weil & Company Global Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2011
Christopher Weil & Company Global Dividend Fund | After Taxes on Distributions | Christopher Weil & Company Global Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2011
Christopher Weil & Company Global Dividend Fund | After Taxes on Distributions and Sales | Christopher Weil & Company Global Dividend Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2011
Christopher Weil & Company Global Dividend Fund | MSCI ACWI Index (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2011

[1]	Effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Management Fee such that it will be equal to 1.00% of the Global Dividend Fund's average daily net assets greater than $35 million. Additionally, effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Services Fee to 0.20% of the Global Dividend Fund's average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2016 unless they are renewed by the Adviser. The Adviser will not terminate these waivers prior to March 31, 2016.